Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Money Market Fund	$6,767,841	$—	$—	$6,767,841
Mutual Funds	123,475,784	—	—	123,475,784
Common Stock	13,945,243	—	—	13,945,243
Total Assets at Fair Value	$144,188,868	$—	$—	$144,188,868

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Money Market Fund	$7,491,343	$—	$—	$7,491,343
Mutual Funds	107,035,758	—	—	107,035,758
Common Stock	13,827,385	—	—	13,827,385
Total Assets at Fair Value	$128,354,486	$—	$—	$128,354,486